Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Accounts receivable, net
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable – third parties	10,666,230	10,074,532	1,406,351
Less: allowance for credit losses	(102,200)	(1,652,681)	(230,706)
Accounts receivable, net	10,564,030	8,421,851	1,175,645

Expected credit losses for the six months ended June 30, 2024 and 2025 amounted to nil and RMB1,550,481 (US$216,439), respectively.

As of December 31, 2024 and June 30, 2025, the aging of accounts receivable based on the services provided were as follows:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Within 90 days	3,606,000	2,761,216	385,451
90 – 180 days	3,606,000	2,667,086	372,311
180 days – 1 year	3,454,230	4,515,146	630,290
Over 1 year	—	131,084	18,299
Accounts receivable	10,666,230	10,074,532	1,406,351